Recapitalization costs (Details) - USD ($)		6 Months Ended	12 Months Ended
	Mar. 30, 2022	Jun. 30, 2022	Dec. 31, 2022
Share capital
Net deficit from SPAC transferred to the Group			$ 18,532,095
Number of shares outstanding	13,949,001
Price per share			$ 10
Total value transferred to the SPAC			$ 121,077,329
Recapitalization costs		$ 139,609,424	$ 139,609,424
SPAC
Share capital
Number of shares outstanding			34,500,000
Shares redeemed			(29,175,999)
Number of shares issued			13,949,001
Price per share			$ 8.68
Class A Ordinary Shares | SPAC
Share capital
Number of shares outstanding	34,500,000		5,324,001
Shares redeemed	(29,175,999)
Total shares issued to SPAC	5,324,001
Class B Sponsor Shares | SPAC
Share capital
Number of shares outstanding			8,625,000